Financial Assets at Fair Value	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Assets [Abstract]
Financial Assets at Fair Value
16	Financial assets at fair value
(a)	Financial assets at fair value through other comprehensive income

As at December 31, 2018 and 2019, the Group’s financial assets at fair value through other comprehensive income solely represented its equity investment in Spotify Technology S.A. (“Spotify”). Spotify has been listed on the New York Stock Exchange since April 2018.

Movement of financial assets at fair value through other comprehensive income is analyzed as follows:

	Year ended December 31,
	2018	2019
	RMB’million	RMB’million
Listed equity investments
At January 1	3,730	3,331
Fair value change	(675)	1,031
Currency translation differences	276	99
At December 31	3,331	4,461

(b)	Other investments

Other investments represent financial assets at fair value through profit or loss. Movement of other investments is analyzed as follows:

	Year ended December 31,
	2018	2019
	RMB’million	RMB’million
At January 1	10	256
Addition (note)	276	3
Fair value change	(30)	-
Disposal	-	(4)
At December 31	256	255
Of which are:
Current	39	38
Non-current	217	217
	256	255

Note: During the year ended December 31, 2018, the Group acquired a minority stake in an entertainment and media company at a consideration of RMB160 million and invested in minority interest in certain music related media projects of Tencent in aggregate amount of RMB116 million.